Consolidated Balance Sheets Parentheticals (USD $)	Dec. 31, 2014	Dec. 31, 2013
Parentheticals - Balance Sheet [Abstract]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ 239,521	$ 205,070
Capitalized Computer Software, Accumulated Amortization	$ 85,331	$ 0
Common stock, par value (per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (shares)	200,000,000	100,000,000
Common stock, shares, issued (shares)	57,697,666	22,560,653
Common stock, shares outstanding (shares)	22,560,653	22,560,653